Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Other Assets

	Note	December 31, 2019	December 31, 2018
Long-term receivable from Inca One	5(e)	4,800	5,923
Elk Gold receivable	5(c)	4,469	-
Value-added taxes receivable	6(a)	$3,422	$-
Deferred financing costs		1,801	936
Consumable stores inventory		-	1,392
Derivative assets	14(a)	341	-
Other receivables and deposits		749	841

		$15,582	$9,092